Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Share Capital	Other equity	Deficit	Accumulated other comprehensive income	Total
Balance at the beginning at Dec. 31, 2018	$ 405,626	$ 25,682	$ (401,087)	$ 6,871	$ 37,092
Total comprehensive loss for the year:
Net loss			(26,008)		(26,008)
Other comprehensive income				2,427	2,427
Total comprehensive loss for the year			(26,008)	2,427	(23,581)
Transactions with shareholders, recorded directly in shareholders' equity:
Issued in connection with offering	79,374		(6,723)		72,651
Stock-based compensation (note 8 (b) (i))		1,610			1,610
Issued upon stock options exercise (note 8 (b) (i))	103	(47)			56
Issued upon broker warrants exercise (note 8 (b) (ii))	1,298	(387)			911
Balance at the end at Dec. 31, 2019	486,401	26,858	(433,818)	9,298	88,739
Total comprehensive loss for the year:
Net loss			(31,757)		(31,757)
Total comprehensive loss for the year			(31,757)		(31,757)
Transactions with shareholders, recorded directly in shareholders' equity:
Issued in consideration for acquisition of remaining BLU-5937 Assets (note 6)	47,749		(301)		47,448
Issued in connection with offering	40,250		(2,953)		37,297
Stock-based compensation (note 8 (b) (i))		4,791			4,791
Issued upon stock options exercise (note 8 (b) (i))	334	(158)			176
Issued upon broker warrants exercise (note 8 (b) (ii))	552	(131)			421
Balance at the end at Dec. 31, 2020	$ 575,286	$ 31,360	$ (468,829)	$ 9,298	$ 147,115